Note 8 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2024		Accumulated
	Cost	depreciation	Net

Land	$24	$-	$24
Buildings	4,567	669	3,898
Vehicles	196,559	114,070	82,489
Furniture and equipment	192,241	136,280	55,961
Computer equipment and software	220,335	146,180	74,155
Leasehold improvements	83,289	45,822	37,467
	$697,015	$443,021	$253,994
December 31, 2023		Accumulated
	Cost	depreciation	Net

Land	$26	$-	$26
Buildings	4,554	589	3,965
Vehicles	156,900	94,937	61,963
Furniture and equipment	172,841	120,980	51,861
Computer equipment and software	213,309	152,607	60,702
Leasehold improvements	65,826	40,155	25,671
	$613,456	$409,268	$204,188